Form N-1A Supplement	Apr. 30, 2026
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
TEUCRIUM AGRICULTURAL STRATEGY NO K-1 ETF
(the “Fund”)
(NYSE Arca: TILL)
a series of Listed Funds Trust
Supplement dated August 31, 2026
to the Summary Prospectus, Prospectus and Statement of Additional Information (“SAI”),
each dated April 30, 2026
Effective August 31, 2026, the Fund may invest in agricultural commodities futures contracts traded on designated contract markets in addition to the Chicago Board of Trade (“CBOT”) and Intercontinental Exchange Inc. (“ICE”), including Hard Red Spring Wheat futures contracts traded on the Minneapolis Grain Exchange, LLC (“MGEX”). The Fund’s investment objective has not changed, and the Fund will continue to hold four commodities futures positions, one in each of corn, wheat, soybeans and sugar.
Accordingly, the following changes are made to the Fund’s Summary Prospectus and Prospectus.
The first sentence of the section titled “TEUCRIUM AGRICULTURAL STRATEGY NO K-1 ETF – FUND SUMMARY – Principal Investment Strategies” is hereby deleted and replaced with the following:
The Fund is an actively managed exchange-traded fund (“ETF”) that seeks capital appreciation by investing primarily in agricultural commodities futures contracts traded on commodity futures exchanges registered with the Commodity Futures Trading Commission (“CFTC”) as designated contract markets (each, a “DCM”), such as the Chicago Board of Trade (“CBOT”), Intercontinental Exchange Inc. (“ICE”) and the Minneapolis Grain Exchange, LLC (“MGEX”).
The fifth paragraph in the section titled “TEUCRIUM AGRICULTURAL STRATEGY NO K-1 ETF – FUND SUMMARY – Principal Investment Strategies” is hereby deleted and replaced with the following:
The Adviser may determine to modify the extent of the Fund’s exposure to agricultural commodities in response to extreme market conditions, as determined in the sole discretion of the Adviser, and to avoid exceeding any position limits applicable to agricultural commodities futures, including the Component Futures Contracts, established by the CFTC or by any DCM on which the Fund invests. These position limits may hinder the Fund’s ability to enter into the desired amount of Component Futures Contracts at times. If position limits, accountability levels or a lack of liquidity restrict the Fund’s ability to invest in a Component Futures Contract, the Adviser may, in its discretion, obtain exposure to the relevant commodity through a futures contract on the same commodity listed on another DCM, which may reference a different class or grade of the commodity and may have different delivery locations and terms, or may reallocate the Fund’s assets among the remaining Component Futures Contracts, in which case the Fund’s allocation to each commodity may depart materially from the approximately 25% target allocation for an extended period. Because of the anticipated size of the Fund’s Component Futures Contracts holdings relative to the size of the futures markets in which the Fund invests, the Adviser does not anticipate that position limits will adversely affect the Fund’s ability to seek its target exposure until the Fund’s assets under management grow significantly. Any determination to modify the Fund’s exposure to agricultural commodities, to obtain exposure through futures contracts listed on another DCM, or to reallocate the Fund’s assets among the Component Futures Contracts. may cause the Fund to liquidate its Component Futures Contracts holdings at disadvantageous times or prices, potentially subjecting the Fund to substantial losses, and prevent the Fund from achieving its investment objective.
The following risk factor is hereby added to each of the sections titled “TEUCRIUM AGRICULTURAL STRATEGY NO K-1 ETF – FUND SUMMARY – Principal Risks” and “ADDITIONAL INFORMATION ABOUT THE FUNDS – Principal Investment Risks”:
Alternative Contract Risk. If position limits, accountability levels or a lack of liquidity restrict the Fund’s ability to invest in a Component Futures Contract, the Fund may obtain exposure to the relevant commodity through a futures contract listed on another DCM or may reallocate its assets among the remaining Component Futures Contracts. A futures contract listed on another DCM may reference a different class or grade of the commodity, and may have different delivery locations, delivery terms and grade specifications, than the corresponding Component Futures Contract, and its price may not move in the same direction or to the same degree. Such a contract may also be less liquid, which may cause the Fund to pay more to establish, or receive less to liquidate, a position. A reallocation among the remaining Component Futures Contracts will cause the Fund’s commodity exposures to depart from the Fund’s target allocation, and may increase the Fund’s exposure to any single commodity. Either outcome may adversely affect the Fund’s performance.
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Please retain this supplement with your Summary Prospectus, Prospectus and SAI for future reference.